Employee Benefit Plans (Summary Of Current Allocation Percentages Of Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Horizon Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Horizon Defined Benefit Plan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	62.50%
Allowable-Allocation Range, Minimum	35.00%
Allowable-Allocation Range, Maximum	88.00%
Percentage of Plan Assets	48.00%	51.00%
Horizon Defined Benefit Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	15.00%
Allowable-Allocation Range, Minimum	10.00%
Allowable-Allocation Range, Maximum	40.00%
Percentage of Plan Assets	25.00%	20.00%
Horizon Defined Benefit Plan | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	2.50%
Allowable-Allocation Range, Minimum	2.00%
Allowable-Allocation Range, Maximum	20.00%
Percentage of Plan Assets	15.00%	10.00%
Horizon Defined Benefit Plan | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Allowable-Allocation Range, Minimum	0.00%
Allowable-Allocation Range, Maximum	25.00%
Percentage of Plan Assets	12.00%	19.00%
Community Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Community Defined Benefit Plan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	40.00%
Allowable-Allocation Range, Minimum	29.00%
Allowable-Allocation Range, Maximum	51.00%
Percentage of Plan Assets	41.00%	25.00%
Community Defined Benefit Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Allowable-Allocation Range, Minimum	42.00%
Allowable-Allocation Range, Maximum	81.00%
Percentage of Plan Assets	59.00%	75.00%